SIGNIFICANT ACCOUNTING POLICIES (Schedule of Deferred Revenue Balances by Segments) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Significant Accounting Policies [Line Items]
Deferred revenue balances	¥ 124,250	$ 18,071	¥ 114,396
Career Enhancement [Member]
Significant Accounting Policies [Line Items]
Deferred revenue balances	24,333		21,496
K12 Schools [Member]
Significant Accounting Policies [Line Items]
Deferred revenue balances	87,027		77,394
Tutoring [Member]
Significant Accounting Policies [Line Items]
Deferred revenue balances	¥ 12,890		¥ 15,506